Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information
Property and equipment acquired under capital lease	$ 3,092	$ 2,046	$ 12,941	$ 2,616
Property and equipment in payables	$ 4,512	$ 579	$ 1,553	$ 243	$ 276